UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06576

DWS Advisor Funds III (formerly Scudder Advisor Funds III)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Lifecycle Long Range Fund

(formerly Lifecycle Long Range Fund)

	Shares	Value ($)

Common Stocks 54.8%
Consumer Discretionary 6.2%
Auto Components 0.1%
Cooper Tire & Rubber Co.	2,200	33,704
Goodyear Tire & Rubber Co.*	25,100	436,238
Johnson Controls, Inc.	7,000	510,370
Visteon Corp.*	4,700	29,422

		1,009,734
Automobiles 0.1%
Ford Motor Co.	68,000	524,960
Harley-Davidson, Inc.	10,000	514,900

		1,039,860
Distributors 0.1%
Genuine Parts Co.	13,900	610,488
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	10,700	646,922
Hotels Restaurants & Leisure 0.9%
Carnival Corp.	15,800	844,826
Darden Restaurants, Inc.	13,500	524,880
Harrah's Entertainment, Inc.	6,700	477,643
Hilton Hotels Corp.	12,000	289,320
Marriott International, Inc. "A"	6,000	401,820
McDonald's Corp.	46,000	1,551,120
Starbucks Corp.*	38,900	1,167,389
Starwood Hotels & Resorts Worldwide, Inc.	11,900	759,934
YUM! Brands, Inc.	10,300	482,864

		6,499,796
Household Durables 0.5%
Black & Decker Corp.	5,700	495,672
Centex Corp.	8,100	579,069
D.R. Horton, Inc.	19,000	678,870
Fortune Brands, Inc.	5,400	421,308
KB Home	2,900	210,714
Leggett & Platt, Inc.	6,800	156,128
Lennar Corp. "A"	5,000	305,100
Newell Rubbermaid, Inc.	24,000	570,720
Pulte Homes, Inc.	7,900	310,944
The Stanley Works	2,600	124,904
Whirlpool Corp.	2,400	201,024

		4,054,453
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	18,000	848,700
eBay, Inc.*	41,800	1,807,850

		2,656,550

Leisure Equipment & Products 0.1%
Brunswick Corp.	3,600	146,376
Eastman Kodak Co.	10,500	245,700
Mattel, Inc.	14,800	234,284

		626,360
Media 1.6%
CCE Spinco, Inc.*	1	6
Clear Channel Communications, Inc.*	19,800	622,710
Comcast Corp. "A"*	79,300	2,058,628
E.W. Scripps Co. "A"	3,100	148,893
Interpublic Group of Companies, Inc.*	15,800	152,470
Knight Ridder, Inc.	2,500	158,250
McGraw-Hill Companies, Inc.	13,700	707,331
Meredith Corp.	1,500	78,510
News Corp. "A"	49,100	763,505
Omnicom Group, Inc.	6,600	561,858
Time Warner, Inc.	189,400	3,303,136
Univision Communications, Inc. "A"*	8,100	238,059
Viacom, Inc. "B"*	39,200	1,277,920
Walt Disney Co.	70,300	1,685,091

		11,756,367
Multiline Retail 0.7%
Big Lots, Inc.*	4,200	50,442
Dillard's, Inc. "A"	16,000	397,120
Family Dollar Stores, Inc.	5,600	138,824
Federated Department Stores, Inc.	400	26,532
J.C. Penney Co., Inc.	13,100	728,360
Kohl's Corp.*	12,600	612,360
Nordstrom, Inc.	17,000	635,800
Sears Holdings Corp.*	5,817	672,038
Target Corp.	32,100	1,764,537

		5,026,013
Specialty Retail 1.3%
AutoNation, Inc.*	6,600	143,418
AutoZone, Inc.*	4,700	431,225
Bed Bath & Beyond, Inc.*	10,900	394,035
Best Buy Co., Inc.	14,900	647,852
Circuit City Stores, Inc.	5,700	128,763
Home Depot, Inc.	85,700	3,469,136
Limited Brands, Inc.	12,700	283,845
Lowe's Companies, Inc.	33,500	2,233,110
Office Depot, Inc.*	21,900	687,660
OfficeMax, Inc.	2,600	65,936
Staples, Inc.	26,700	606,357
Tiffany & Co.	5,200	199,108
TJX Companies, Inc.	16,900	392,587

		9,683,032
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	23,800	793,492
Jones Apparel Group, Inc.	15,200	466,944
Liz Claiborne, Inc.	3,900	139,698
NIKE, Inc. "B"	10,800	937,332
Reebok International Ltd.	7,700	448,371
VF Corp.	3,300	182,622

		2,968,459

Consumer Staples 4.9%
Beverages 1.2%
Anheuser-Busch Companies, Inc.	14,100	605,736
Coca-Cola Co.	83,800	3,377,978
Coca-Cola Enterprises, Inc.	11,100	212,787
Constellation Brands, Inc. "A"*	20,300	532,469
Molson Coors Brewing Co. "B"	2,100	140,679
Pepsi Bottling Group, Inc.	5,000	143,050
PepsiCo, Inc.	66,300	3,917,004

		8,929,703
Food & Staples Retailing 1.1%
Albertsons, Inc.	13,400	286,090
Costco Wholesale Corp.	17,300	855,831
CVS Corp.	29,700	784,674
Kroger Co.*	26,500	500,320
Safeway, Inc.	16,500	390,390
SUPERVALU, Inc.	4,900	159,152
Wal-Mart Stores, Inc.	91,300	4,272,840
Walgreen Co.	18,500	818,810

		8,068,107
Food Products 0.5%
Archer-Daniels-Midland Co.	23,900	589,374
Campbell Soup Co.	6,800	202,436
ConAgra Foods, Inc.	18,900	383,292
General Mills, Inc.	13,000	641,160
H.J. Heinz Co.	22,000	741,840
Kellogg Co.	9,400	406,268
McCormick & Co., Inc.	4,900	151,508
Sara Lee Corp.	27,700	523,530
William Wrigley Jr. Co.	6,500	432,185

		4,071,593
Household Products 1.2%
Colgate-Palmolive Co.	18,900	1,036,665
Kimberly-Clark Corp.	17,100	1,020,015
Procter & Gamble Co.	122,537	7,092,442

		9,149,122
Personal Products 0.1%
Alberto-Culver Co.	2,800	128,100
Avon Products, Inc.	16,800	479,640

		607,740
Tobacco 0.8%
Altria Group, Inc.	76,100	5,686,192
Reynolds American, Inc.	3,100	295,523
UST, Inc.	6,000	244,980

		6,226,695
Energy 5.1%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	12,500	759,750
BJ Services Co.	11,800	432,706
Halliburton Co.	18,700	1,158,652
Nabors Industries Ltd.*	10,000	757,500
National-Oilwell Varco, Inc.*	6,400	401,280

Noble Corp.	5,000	352,700
Rowan Companies, Inc.	13,000	463,320
Schlumberger Ltd.	21,500	2,088,725
Transocean, Inc.*	15,600	1,087,164
Weatherford International Ltd.*	19,600	709,520

		8,211,317
Oil, Gas & Consumable Fuels 4.0%
Amerada Hess Corp.	2,900	367,778
Anadarko Petroleum Corp.	8,600	814,850
Apache Corp.	300	20,556
Burlington Resources, Inc.	13,800	1,189,560
Chevron Corp.	82,040	4,657,411
ConocoPhillips	56,400	3,281,352
Devon Energy Corp.	16,200	1,013,148
El Paso Corp.	24,100	293,056
EOG Resources, Inc.	8,800	645,656
ExxonMobil Corp.	227,400	12,773,058
Kerr-McGee Corp.	7,013	637,201
Kinder Morgan, Inc.	3,800	349,410
Murphy Oil Corp.	12,300	664,077
Occidental Petroleum Corp.	7,200	575,136
Sunoco, Inc.	4,900	384,062
Valero Energy Corp.	27,200	1,403,520
Williams Companies, Inc.	21,000	486,570
XTO Energy, Inc.	13,300	584,402

		30,140,803
Financials 11.9%
Banks 3.5%
AmSouth Bancorp.	12,700	332,867
Bank of America Corp.	146,800	6,774,820
BB&T Corp.	19,900	834,009
Comerica, Inc.	11,800	669,768
Compass Bancshares, Inc.	4,500	217,305
Fifth Third Bancorp.	4,200	158,424
First Horizon National Corp.	4,600	176,824
Golden West Financial Corp.	9,300	613,800
Huntington Bancshares, Inc.	8,400	199,500
KeyCorp.	14,900	490,657
M&T Bank Corp.	2,900	316,245
Marshall & Ilsley Corp.	7,700	331,408
National City Corp.	20,200	678,114
North Fork Bancorp., Inc.	17,400	476,238
PNC Financial Services Group, Inc.	10,700	661,581
Regions Financial Corp.	16,700	570,472
Sovereign Bancorp, Inc.	28,100	607,522
SunTrust Banks, Inc.	13,200	960,432
Synovus Financial Corp.	11,500	310,615
US Bancorp.	66,400	1,984,696
Wachovia Corp.	56,800	3,002,448
Washington Mutual, Inc.	36,054	1,568,349
Wells Fargo & Co.	61,100	3,838,913
Zions Bancorp.	3,800	287,128

		26,062,135

Capital Markets 2.0%
Ameriprise Financial, Inc.	8,960	367,360
Bank of New York Co., Inc.	28,100	894,985
Bear Stearns Companies, Inc.	7,000	808,710
Charles Schwab Corp.	37,700	553,059
E*TRADE Financial Corp.*	26,600	554,876
Federated Investors, Inc. "B"	3,100	114,824
Franklin Resources, Inc.	8,900	836,689
Janus Capital Group, Inc.	7,900	147,177
Lehman Brothers Holdings, Inc.	11,700	1,499,589
Mellon Financial Corp.	15,300	524,025
Merrill Lynch & Co., Inc.	38,400	2,600,832
Morgan Stanley	39,400	2,235,556
State Street Corp.	17,800	986,832
T. Rowe Price Group, Inc.	4,700	338,541
The Goldman Sachs Group, Inc.	18,500	2,362,635

		14,825,690
Consumer Finance 0.7%
American Express Co.	45,400	2,336,284
Capital One Financial Corp.	10,900	941,760
MBNA Corp.	58,000	1,574,700
SLM Corp.	15,300	842,877

		5,695,621
Diversified Financial Services 2.6%
CIT Group, Inc.	7,300	377,994
Citigroup, Inc.	184,900	8,973,197
Countrywide Financial Corp.	21,800	745,342
Fannie Mae	35,400	1,727,874
Freddie Mac	25,300	1,653,355
JPMorgan Chase & Co.	127,900	5,076,351
MGIC Investment Corp.	5,000	329,100
Moody's Corp.	14,500	890,590

		19,773,803
Insurance 2.7%
ACE Ltd.	11,800	630,592
AFLAC, Inc.	18,300	849,486
Allstate Corp.	8,500	459,595
American International Group, Inc.	82,500	5,628,975
Aon Corp.	11,700	420,615
Chubb Corp.	10,800	1,054,620
Cincinnati Financial Corp.	13,905	621,275
Genworth Financial, Inc. "A"	13,800	477,204
Hartford Financial Services Group, Inc.	11,000	944,790
Jefferson-Pilot Corp.	4,900	278,957
Lincoln National Corp.	12,600	668,178
Loews Corp.	4,900	464,765
Marsh & McLennan Companies, Inc.	1,000	31,760
MBIA, Inc.	4,900	294,784
MetLife, Inc.	27,700	1,357,300
Principal Financial Group, Inc.	17,100	811,053
Progressive Corp.	7,200	840,816
Prudential Financial, Inc.	22,900	1,676,051
Safeco Corp.	10,400	587,600
The St. Paul Travelers Companies, Inc.	25,300	1,130,151
Torchmark Corp.	3,800	211,280

UnumProvident Corp.	10,900	247,975
XL Capital Ltd. "A"	6,300	424,494

		20,112,316
Real Estate 0.4%
Apartment Investment & Management Co. "A" (REIT)	3,500	132,545
Archstone-Smith Trust (REIT)	7,700	322,553
Equity Office Properties Trust (REIT)	14,800	448,884
Equity Residential (REIT)	18,900	739,368
Plum Creek Timber Co., Inc. (REIT)	6,700	241,535
Public Storage, Inc. (REIT)	3,000	203,160
Simon Property Group, Inc. (REIT)	6,800	521,084
Vornado Realty Trust (REIT)	4,300	358,921

		2,968,050
Health Care 7.1%
Biotechnology 0.9%
Amgen, Inc.*	45,100	3,556,586
Applera Corp. - Applied Biosystems Group	6,900	183,264
Biogen Idec, Inc.*	12,400	562,092
Chiron Corp.*	4,000	177,840
Genzyme Corp.*	9,400	665,332
Gilead Sciences, Inc.*	16,700	878,921
MedImmune, Inc.*	9,000	315,180

		6,339,215
Health Care Equipment & Supplies 1.1%
Bausch & Lomb, Inc.	6,200	420,980
Baxter International, Inc.	22,800	858,420
Becton, Dickinson & Co.	9,200	552,736
Boston Scientific Corp.*	21,600	528,984
C.R. Bard, Inc.	8,800	580,096
Fisher Scientific International, Inc.*	9,864	610,187
Hospira, Inc.*	13,400	573,252
Medtronic, Inc.	44,200	2,544,594
Millipore Corp.*	1,900	125,476
PerkinElmer, Inc.	4,800	113,088
St. Jude Medical, Inc.*	13,400	672,680
Thermo Electron Corp.*	5,900	177,767
Waters Corp.*	4,000	151,200
Zimmer Holdings, Inc.*	9,100	613,704

		8,523,164
Health Care Providers & Services 1.8%
Aetna, Inc.	10,400	980,824
AmerisourceBergen Corp.	7,700	318,780
Cardinal Health, Inc.	15,700	1,079,375
Caremark Rx, Inc.*	16,400	849,356
CIGNA Corp.	4,600	513,820
Coventry Health Care, Inc.*	10,300	586,688
Express Scripts, Inc.*	9,200	770,960
HCA, Inc.	15,500	782,750
Health Management Associates, Inc. "A"	9,100	199,836
Humana, Inc.*	12,000	651,960
Laboratory Corp. of America Holdings*	4,900	263,865
Manor Care, Inc.	2,900	115,333
McKesson Corp.	11,300	582,967
Medco Health Solutions, Inc.*	15,700	876,060

Patterson Companies, Inc.*	5,100	170,340
Tenet Healthcare Corp.*	17,100	130,986
UnitedHealth Group, Inc.	49,900	3,100,786
WellPoint, Inc.*	22,500	1,795,275

		13,769,961
Pharmaceuticals 3.3%
Abbott Laboratories	41,300	1,628,459
Bristol-Myers Squibb Co.	71,500	1,643,070
Eli Lilly & Co.	30,600	1,731,654
Forest Laboratories, Inc.*	12,300	500,364
Johnson & Johnson	108,700	6,532,870
King Pharmaceuticals, Inc.*	8,800	148,896
Merck & Co., Inc.	79,900	2,541,619
Mylan Laboratories, Inc.	8,000	159,760
Pfizer, Inc.	243,400	5,676,088
Schering-Plough Corp.	54,100	1,127,985
Watson Pharmaceuticals, Inc.*	11,400	370,614
Wyeth	49,000	2,257,430

		24,318,809
Industrials 5.9%
Aerospace & Defense 1.2%
Boeing Co.	29,500	2,072,080
General Dynamics Corp.	7,400	843,970
Goodrich Corp.	4,500	184,950
Honeywell International, Inc.	30,800	1,147,300
L-3 Communications Holdings, Inc.	4,400	327,140
Lockheed Martin Corp.	13,100	833,553
Northrop Grumman Corp.	13,000	781,430
Raytheon Co.	16,400	658,460
Rockwell Collins, Inc.	6,300	292,761
United Technologies Corp.	37,300	2,085,443

		9,227,087
Air Freight & Logistics 0.5%
FedEx Corp.	5,100	527,289
Ryder System, Inc.	10,400	426,608
United Parcel Service, Inc. "B"	32,200	2,419,830

		3,373,727
Airlines 0.1%
Southwest Airlines Co.	45,600	749,208
Building Products 0.0%
American Standard Companies, Inc.	6,700	267,665
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*	8,000	69,920
Avery Dennison Corp.	10,000	552,700
Cendant Corp.	37,400	645,150
Cintas Corp.	5,000	205,650
Equifax, Inc.	4,700	178,694
Monster Worldwide, Inc.*	4,500	183,690
Pitney Bowes, Inc.	8,400	354,900
R.R. Donnelley & Sons Co.	7,900	270,259
Waste Management, Inc.	20,100	610,035

		3,070,998

Construction & Engineering 0.1%
Fluor Corp.	7,500	579,450
Electrical Equipment 0.2%
Cooper Industries Ltd. "A"	3,300	240,900
Emerson Electric Co.	15,000	1,120,500
Rockwell Automation, Inc.	6,500	384,540

		1,745,940
Industrial Conglomerates 2.4%
3M Co.	27,800	2,154,500
General Electric Co.	386,200	13,536,310
Textron, Inc.	4,800	369,504
Tyco International Ltd.	52,400	1,512,264

		17,572,578
Machinery 0.6%
Caterpillar, Inc.	10,600	612,362
Cummins, Inc.	4,500	403,785
Danaher Corp.	8,600	479,708
Deere & Co.	8,800	599,368
Dover Corp.	7,500	303,675
Eaton Corp.	5,400	362,286
Illinois Tool Works, Inc.	600	52,794
Ingersoll-Rand Co., Ltd. "A"	12,100	488,477
ITT Industries, Inc.	3,300	339,306
Navistar International Corp.*	2,200	62,964
PACCAR, Inc.	6,200	429,226
Pall Corp.	16,900	453,934

		4,587,885
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	13,700	970,234
CSX Corp.	7,900	401,083
Norfolk Southern Corp.	14,800	663,484
Union Pacific Corp.	9,700	780,947

		2,815,748
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,800	199,080
Information Technology 8.8%
Communications Equipment 1.5%
ADC Telecommunications, Inc.*	4,314	96,375
Andrew Corp.*	6,000	64,380
Avaya, Inc.*	15,400	164,318
CIENA Corp.*	21,200	62,964
Cisco Systems, Inc.*	224,600	3,845,152
Comverse Technologies, Inc.*	7,400	196,766
Corning, Inc.*	72,700	1,429,282
JDS Uniphase Corp.*	60,500	142,780
Lucent Technologies, Inc.*	162,500	432,250
Motorola, Inc.	64,100	1,448,019
QUALCOMM, Inc.	60,100	2,589,108
Scientific-Atlanta, Inc.	5,600	241,192
Tellabs, Inc.*	16,400	178,760

		10,891,346
Computers & Peripherals 2.0%
Apple Computer, Inc.*	34,200	2,458,638
Dell, Inc.*	86,000	2,579,140

EMC Corp.*	87,300	1,189,026
Gateway, Inc.*	9,800	24,598
Hewlett-Packard Co.	104,700	2,997,561
International Business Machines Corp.	50,200	4,126,440
Lexmark International, Inc. "A"*	4,200	188,286
NCR Corp.*	14,000	475,160
Network Appliance, Inc.*	13,600	367,200
QLogic Corp.*	10,700	347,857
Sun Microsystems, Inc.*	124,900	523,331

		15,277,237
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	24,600	818,934
Jabil Circuit, Inc.*	15,000	556,350
Sanmina-SCI Corp.*	19,300	82,218
Solectron Corp.*	33,400	122,244

		1,579,746
Internet Software & Services 0.3%
Yahoo!, Inc.*	54,300	2,127,474
IT Consulting & Services 0.7%
Affiliated Computer Services, Inc. "A"*	4,500	266,310
Automatic Data Processing, Inc.	21,000	963,690
Computer Sciences Corp.*	6,800	344,352
Convergys Corp.*	25,800	408,930
Electronic Data Systems Corp.	19,100	459,164
First Data Corp.	27,900	1,199,979
Fiserv, Inc.*	14,300	618,761
Paychex, Inc.	12,200	465,064
Sabre Holdings Corp.	4,900	118,139
Unisys Corp.*	12,500	72,875

		4,917,264
Office Electronics 0.1%
Xerox Corp.*	35,200	515,680
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*	23,100	706,860
Altera Corp.*	13,300	246,449
Analog Devices, Inc.	13,400	480,658
Applied Materials, Inc.	77,500	1,390,350
Applied Micro Circuits Corp.*	11,000	28,270
Broadcom Corp. "A"*	10,600	499,790
Freescale Semiconductor, Inc. "B"*	27,612	694,994
Intel Corp.	220,400	5,501,184
Linear Technology Corp.	11,100	400,377
LSI Logic Corp.*	45,200	361,600
Maxim Integrated Products, Inc.	18,700	677,688
Micron Technology, Inc.*	41,000	545,710
National Semiconductor Corp.	12,500	324,750
Novellus Systems, Inc.*	15,100	364,212
NVIDIA Corp.*	6,300	230,328
PMC-Sierra, Inc.*	6,800	52,428
Teradyne, Inc.*	24,000	349,680
Texas Instruments, Inc.	69,400	2,225,658

		15,080,986
Software 2.0%
Adobe Systems, Inc.*	21,900	809,424

Autodesk, Inc.*	8,400	360,780
BMC Software, Inc.*	7,900	161,871
Citrix Systems, Inc.*	18,000	518,040
Compuware Corp.*	14,100	126,477
Electronic Arts, Inc.*	17,200	899,732
Intuit, Inc.*	6,500	346,450
Mercury Interactive Corp.*	3,100	86,149
Microsoft Corp.	334,600	8,749,790
Novell, Inc.*	50,700	447,681
Oracle Corp.*	137,500	1,678,875
Parametric Technology Corp.*	10,000	61,000
Siebel Systems, Inc.	19,400	205,252
Symantec Corp.*	39,460	690,550

		15,142,071
Materials 1.5%
Chemicals 0.8%
Air Products & Chemicals, Inc.	8,100	479,439
Ashland, Inc.	2,600	150,540
Dow Chemical Co.	35,200	1,542,464
E.I. du Pont de Nemours & Co.	14,100	599,250
Eastman Chemical Co.	9,400	484,946
Ecolab, Inc.	6,800	246,636
Hercules, Inc.*	4,100	46,330
International Flavors & Fragrances, Inc.	2,900	97,179
Monsanto Co.	9,800	759,794
Praxair, Inc.	11,800	624,928
Rohm & Haas Co.	5,200	251,836
Sigma-Aldrich Corp.	7,700	487,333

		5,770,675
Containers & Packaging 0.1%
Ball Corp.	3,800	150,936
Bemis Co., Inc.	15,900	443,133
Pactiv Corp.*	5,300	116,600
Sealed Air Corp.*	3,000	168,510

		879,179
Metals & Mining 0.5%
Alcoa, Inc.	31,800	940,326
Allegheny Technologies, Inc.	10,200	368,016
Freeport-McMoRan Copper & Gold, Inc. "B"	11,300	607,940
Newmont Mining Corp.	16,300	870,420
Nucor Corp.	10,700	713,904

		3,500,606
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	3,800	104,424
Weyerhaeuser Co.	8,900	590,426

		694,850
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	142,804	3,497,270
BellSouth Corp.	66,900	1,812,990
CenturyTel, Inc.	4,800	159,168
Citizens Communications Co.	12,200	149,206
Qwest Communications International, Inc.*	56,400	318,660

Verizon Communications, Inc.	80,700	2,430,684

		8,367,978
Wireless Telecommunication Services 0.4%
ALLTEL Corp.	4,100	258,710
Sprint Nextel Corp.	107,975	2,522,296

		2,781,006
Utilities 1.9%
Electric Utilities 0.9%
Allegheny Energy, Inc.*	16,400	519,060
American Electric Power Co., Inc.	23,300	864,197
Cinergy Corp.	15,100	641,146
Edison International	11,900	518,959
Entergy Corp.	7,600	521,740
Exelon Corp.	9,000	478,260
FirstEnergy Corp.	12,100	592,779
FPL Group, Inc.	14,400	598,464
Pinnacle West Capital Corp.	11,500	475,525
Progress Energy, Inc.	9,200	404,064
Southern Co.	27,100	935,763

		6,549,957
Gas Utilities 0.0%
Nicor, Inc.	1,700	66,827
Peoples Energy Corp.	1,400	49,098

		115,925
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	45,100	713,933
Constellation Energy Group	6,500	374,400
Duke Energy Corp.	33,900	930,555
Dynegy, Inc. "A"*	11,100	53,724
TXU Corp.	17,700	888,363

		2,960,975
Multi-Utilities 0.6%
Ameren Corp.	7,500	384,300
CenterPoint Energy, Inc.	11,400	146,490
CMS Energy Corp.*	25,000	362,750
Consolidated Edison, Inc.	8,900	412,337
Dominion Resources, Inc.	2,100	162,120
DTE Energy Co.	14,100	608,979
KeySpan Corp.	6,300	224,847
NiSource, Inc.	10,000	208,600
PG&E Corp.	12,500	464,000
Public Service Enterprise Group, Inc.	9,100	591,227
Sempra Energy	9,400	421,496
TECO Energy, Inc.	26,600	456,988
Xcel Energy, Inc.	14,800	273,208

		4,717,342

Total Common Stocks (Cost $355,073,924)		410,431,541

	Principal Amount ($)	Value ($)

Corporate Bonds 5.6%
Consumer Discretionary 1.3%
Auburn Hills Trust, 12.375%, 5/1/2020	113,000	168,023
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	87,000	113,987
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	195,000	213,050
D.R. Horton, Inc., 5.375%, 6/15/2012	1,846,000	1,784,436
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	978,000	969,078
Series E, 4.78% **, 10/31/2008 (a)	513,000	513,287
Harrah's Operating Co., Inc.:
5.625%, 6/1/2015	1,133,000	1,113,084
5.75%, 10/1/2017	298,000	290,042
Mandalay Resort Group, 6.5%, 7/31/2009 (a)	176,000	177,980
MGM MIRAGE:
6.0%, 10/1/2009	345,000	342,844
6.625%, 7/15/2015	115,000	114,713
News America, Inc., 144A, 6.4%, 12/15/2035	600,000	604,762
TCI Communications, Inc., 8.75%, 8/1/2015	1,529,000	1,852,680
Time Warner, Inc.:
6.625%, 5/15/2029	360,000	359,494
7.625%, 4/15/2031	970,000	1,080,240

		9,697,700
Energy 0.2%
Chesapeake Energy Corp.:
6.375%, 6/15/2015	285,000	285,000
6.625%, 1/15/2016	197,000	199,463
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015 (a)	457,000	435,330
7.5%, 2/1/2011	535,000	582,039

		1,501,832
Financials 2.8%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	2,810,000	3,157,417
American General Finance Corp.:
Series H, 4.0%, 3/15/2011	860,000	813,563
Series H, 4.625%, 9/1/2010	1,305,000	1,277,094
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,272,000	1,247,437
Duke Capital LLC, 4.302%, 5/18/2006	1,357,000	1,353,770
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	1,180,000	1,318,340
ERP Operating LP, 6.95%, 3/2/2011	379,000	406,777
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	760,000	791,098
Ford Motor Credit Co.:
6.5%, 1/25/2007	856,000	828,154
6.875%, 2/1/2006	2,351,000	2,345,945
General Motors Acceptance Corp.:
6.125%, 8/28/2007	795,000	736,947
6.15%, 4/5/2007	195,000	184,187
HSBC Bank USA, 5.625%, 8/15/2035	541,000	529,140
HSBC Finance Capital Trust IX, 5.911%, 11/30/2035	900,000	907,656
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	285,000	283,356
JPMorgan Chase XVII, 5.85%, 8/1/2035 (a)	375,000	371,026
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	688,000	680,262
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	682,000	768,552
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034	865,000	966,755
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	322,000	312,330

Verizon Global Funding Corp., 7.75%, 12/1/2030	670,000	796,400
ZFS Finance USA Trust II, 144A, 6.45%, 12/15/2065	500,000	506,950

		20,583,156
Health Care 0.2%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	1,213,000	1,357,650
Industrials 0.1%
K. Hovnanian Enterprises, Inc., 6.25%, 1/15/2015	495,000	465,848
Standard Pacific Corp., 6.5%, 8/15/2010	200,000	190,750

		656,598
Materials 0.2%
Georgia-Pacific Corp., 8.875%, 5/15/2031	805,000	807,013
Newmont Mining Corp., 5.875%, 4/1/2035	690,000	680,907
Weyerhaeuser Co., 7.375%, 3/15/2032	154,000	171,203

		1,659,123
Telecommunication Services 0.1%
Anixter International, Inc., 5.95%, 3/1/2015	246,000	222,612
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	825,000	832,430

		1,055,042
Utilities 0.7%
Entergy Louisiana, Inc., 6.3%, 9/1/2035	315,000	308,382
Old Dominion Electric Cooperative, Series A, 6.25%, 6/1/2011	1,557,000	1,651,446
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,730,000	1,898,744
TXU Energy Co., 7.0%, 3/15/2013	515,000	548,817
Westar Energy, Inc., 5.95%, 1/1/2035	990,000	977,067

		5,384,456

Total Corporate Bonds (Cost $41,866,407)		41,895,557
Foreign Bonds - US$ Denominated 2.5%
Energy 0.4%
TXU Electricity Ltd., 144A, 7.25%, 12/1/2016	2,875,000	3,348,682
Financials 0.6%
BNP Paribas SA, 144A, 5.186%, 6/29/2049	235,000	227,981
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	2,600,000	2,554,573
Mizuho Financial Group, (Cayman), 8.375%, 4/27/2009	900,000	975,150
Resona Bank Ltd., 144A, 5.85%, 9/29/2049	655,000	652,232

		4,409,936
Industrials 0.8%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	2,690,000	3,101,220
Tyco International Group SA:
6.75%, 2/15/2011	1,999,000	2,101,727
6.875%, 1/15/2029	427,000	465,405
7.0%, 6/15/2028	166,000	182,613

		5,850,965
Materials 0.3%
Alcan, Inc., 5.75%, 6/1/2035	549,000	534,545
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015 (a)	1,146,000	1,137,639
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	499,000	476,548
Vale Overseas Ltd., 8.25%, 1/17/2034	232,000	267,090

		2,415,822

Sovereign Bonds 0.0%
United Mexican States, 8.375%, 1/14/2011	70,000	79,800
Telecommunication Services 0.4%
British Telecommunications PLC, 8.875%, 12/15/2030	862,000	1,153,306
Telecom Italia Capital:
4.95%, 9/30/2014	385,000	367,709
5.25%, 11/15/2013	1,115,000	1,094,121

		2,615,136

Total Foreign Bonds - US$ Denominated (Cost $17,756,998)		18,720,341
Asset Backed 2.3%
Automobile Receivables 0.3%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	758,414	756,453
"A4", Series 2002-2, 4.3%, 3/15/2010	774,149	771,882
"A4", Series 2001-4, 4.92%, 8/15/2007	103,473	103,446
"B", Series 2002-1, 5.37%, 1/15/2010	410,626	409,534

		2,041,315
Home Equity Loans 2.0%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	1,183,560	1,201,681
Aegis Asset Backed Securities Trust, "N1", Series 2005-5N, 144A, 4.5%, 12/25/2023	1,123,057	1,113,932
Centex Home Equity, "AF6", Series 2004-D, 4.67%, 9/25/2034	1,260,000	1,242,658
First Franklin Mortgage Loan NIM:
"N1", Series 2004-FFH4, 144A, 4.212%, 1/21/2035	793,107	793,107
"A", Series 2005-FFH2, 144A, 4.75%, 4/27/2035	734,685	731,159
JPMorgan Mortgage Acquisition Corp., "A2F1", Series 2005-FRE1, 5.375%, 10/25/2035	1,225,594	1,224,487
Master ABS NIM Trust, "N1", Series 2005-CI8A, 144A, 4.702%, 2/26/2035	1,134,265	1,128,949
Meritage Asset Holdings NIM, "N1", Series 2005-1, 144A, 4.581%, 5/25/2035	749,929	748,055
Merrill Lynch Mortgage Investors, Inc.:
"N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	934,339	930,544
"A1A", Series 2005-NCB, 5.451%, 7/25/2036	1,199,930	1,199,388
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	596,506	594,579
Renaissance Home Equity Loan Trust, "AF2", Series 2005-3, 4.723%, 11/25/2035	1,925,000	1,904,823
Renaissance NIM Trust, "NOTE", Series 2004-B, 144A, 5.193%, 8/26/2034	77,198	77,147
Residential Asset Mortgage Products, Inc., "AI3", Series 2004-RS6, 4.54%, 8/25/2028	2,040,000	2,029,887

		14,920,396

Total Asset Backed (Cost $17,075,588)		16,961,711
	Shares	Value ($)

Preferred Stock 0.1%
Axis Capital Holdings Ltd. Series B, 7.5%	2,600	270,563
Farm Credit Bank of Texas Series 1, 7.561%	256,000	280,778

Total Preferred Stocks (Cost $537,471)		551,341
	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 3.3%
Federal Home Loan Mortgage Corp.:
5.0%, 12/1/2034 (g)	1,390,000	1,345,259
5.5%, 10/1/2023	1,250,632	1,251,635
6.0%, with various maturities from 12/1/2025 until 10/1/2033	1,952,773	1,981,320
6.5%, 1/1/2035	1,142,279	1,172,695

Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 12/1/2033 (g)	5,790,846	5,553,565
5.5%, with various maturities from 11/1/2024 until 2/1/2025	3,053,927	3,049,873
6.0%, with various maturities from 1/1/2024 until 6/1/2035	5,055,406	5,121,569
6.26%, 6/1/2009	1,793,535	1,847,042
6.5%, with various maturities from 5/1/2023 until 11/1/2033	2,377,215	2,452,195
7.13%, 1/1/2012	1,110,312	1,122,702
9.0%, 11/1/2030	82,553	90,669

Total US Government Agency Sponsored Pass-Throughs (Cost $25,305,825)		24,988,524
Commercial and Non-Agency Mortgage-Backed Securities 8.3%
Banc America Commercial Mortgage, Inc., "G", Series 2005-4, 144A, 5.155%**, 7/10/2045	1,400,000	1,314,564
Banc of America Mortgage Securities, "1A11", Series 2003-2, 5.5%, 4/25/2033	1,265,000	1,265,292
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4, 4.45% **, 8/25/2035	980,000	951,751
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	1,054,741	1,054,440
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,158,992	1,157,939
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,649,637	1,698,609
Countrywide Alternative Loan Trust:
"A2", Series 2003-21T1, 5.25%, 12/25/2033	1,283,615	1,279,887
"2A1", Series 2005-J6, 5.5%, 7/25/2025	1,893,201	1,883,238
"A6", Series 2004-14T2, 5.5%, 8/25/2034	1,301,669	1,300,347
"1A1", Series 2004-J1, 6.0%, 2/25/2034	348,755	349,571
"A1", Series 2004-35T2, 6.0%, 2/25/2035	1,029,394	1,032,188
CS First Boston Mortgage Securities Corp.:
"AMFX", Series 2005-C2, 4.877%, 4/15/2037	1,345,000	1,310,759
"AM", Series 2005-C5, 5.1%, 8/15/2038	1,965,000	1,946,445
DLJ Mortgage Acceptance Corp.:
"A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	789,408	806,381
"A1B", Series 1997-CF1, 144A, 7.6%, 5/15/2030	408,521	417,495
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	505,481	516,678
GMAC Mortgage Corporate Loan Trust:
"A2", Series 2003-GH2, 3.69%, 7/25/2020	694,214	690,695
"A2", Series 2004-J1, 5.25%, 4/25/2034	1,046,386	1,044,006
Greenwich Capital Commercial Funding Corp., "AM", Series 2005-GG5, 5.277%, 4/10/2037	1,345,000	1,352,122
GS Mortgage Securities Corp. II, "AJ", Series 2005-GG4, 4.782%, 7/10/2039	2,602,000	2,503,063
JPMorgan Mortgage Trust, "2A1", Series 2005-A8, 4.969%, 11/25/2035	1,220,374	1,211,252
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	1,345,000	1,332,339
Master Adjustable Rate Mortgages Trust:
"B1", Series 2004-13, 3.814% **, 12/21/2034	1,397,952	1,348,323
"5A1", Series 2004-6, 4.753%, 7/25/2034	1,118,698	1,106,734
Master Alternative Loans Trust, "8A1", Series 2004-3, 7.0%, 4/25/2034	224,504	226,425
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	779,831	766,671
"2A7", Series 2003-9, 5.5%, 10/25/2033	1,199,246	1,186,477
Merrill Lynch Mortgage Trust, "D" Series 2005-CKI1, 5.245%, 11/12/2037	805,000	794,860
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028	217,933	217,549
Residential Accredit Loans, Inc.:
"A3", Series 2004-QS11, 5.5%, 8/25/2034	1,018,069	1,016,620
"CB", Series 2004-QS2, 5.75%, 2/25/2034	1,013,914	1,007,260
"CB1", Series 2002-QS17, 6.0%, 11/25/2032	1,275,087	1,280,665
Residential Asset Securitization Trust, "A1", Series 2003-A11, 4.25%, 11/25/2033	74,933	74,712
Structured Adjustable Rate Mortgage Loan:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,190,000	1,182,200
"5A1", Series 2005-18, 5.608% **, 9/25/2035	1,308,065	1,312,724
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	442,484	426,720
Wachovia Bank Commercial Mortgage Trust:

"E", Series 2005-C20, 144A, 5.224%**, 7/15/2042	1,370,000	1,342,661
"A4", Series 2005-C21, 5.195%**, 10/17/2044	1,965,000	1,981,209
Washington Mutual:
"A6", Series 2004-AR4, 3.804%**, 6/25/2034	1,410,000	1,354,764
"A6", Series 2004-AR5, 3.851%**, 6/25/2034	1,475,000	1,420,501
"A6", Series 2003-AR11, 3.985%, 10/25/2033	1,315,000	1,276,955
"A6", Series 2003-AR10, 4.067%**, 10/25/2033	2,130,000	2,081,589
"1A6", Series 2005-AR12, 4.844%**, 10/25/2035	2,745,000	2,700,913
"1A1", Series 2005-AR14, 5.082%,** 12/25/2035	1,277,308	1,269,343
"1A3", Series 2005-AR14, 5.082%**, 12/25/2035	1,325,000	1,324,454
"1A3", Series 2005-AR16, 5.132%, 12/25/2035	1,305,000	1,288,166
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% **, 6/25/2035	315,000	303,184
"A6", Series 2004-N, 4.0%, 8/25/2034	2,060,000	1,993,303
"2A14", Series 2005-AR10, 4.11% **, 6/25/2035	2,010,000	1,953,711
"4A2", Series 2005-AR16, 4.993%, 10/25/2035	2,080,000	2,052,059
"4A4", Series 2005-AR16, 4.993%, 10/25/2035	1,199,407	1,191,981

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $62,644,064)		61,901,794
Collateralized Mortgage Obligations 6.6%
Fannie Mae Whole Loan:
"2A3", Series 2003-W15, 4.71%, 8/25/2043	13,171	13,132
"1A3", Series 2003-W18, 4.732%, 8/25/2043	367,570	366,483
"1A3", Series 2003-W19, 4.783%, 11/25/2033	428,075	425,970
"A2", Series 2004-W4, 5.0%, 6/25/2034	1,875,000	1,868,151
"A23", Series 2004-W10, 5.0%, 8/25/2034	2,055,000	2,058,020
Federal Home Loan Mortgage Corp.:
"PX", Series 2628, 4.0%, 10/15/2016	2,025,000	1,963,992
"PB" , Series 2727, 4.25%, 4/15/2023	1,470,000	1,449,744
"TG", Series 2690, 4.5%, 4/15/2032	1,220,000	1,153,303
"PG", Series 2700, 4.5%, 5/15/2032	1,380,000	1,303,975
"LC", Series 2682, 4.5%, 7/15/2032	900,000	851,656
"PE", Series 2727, 4.5%, 7/15/2032	2,080,000	1,962,073
"PC", Series 3026, 4.5%, 1/15/2034	635,000	590,349
"MD", Series 3057, 4.5%, 8/15/2034	800,000	745,494
"HG", Series 2543, 4.75%, 9/15/2028	702,239	699,054
"BG", Series 2640, 5.0%, 2/15/2032	2,330,000	2,269,589
"JD", Series 2778, 5.0%, 12/15/2032	4,015,000	3,876,111
"EG", Series 2836, 5.0%, 12/15/2032	2,685,000	2,587,260
"PD", Series 2783, 5.0%, 1/15/2033	1,385,000	1,338,313
"PE", Series 2864, 5.0%, 6/15/2033	2,080,000	2,010,529
"BG", Series 2869, 5.0%, 7/15/2033	315,000	303,179
"NE", Series 2921, 5.0%, 9/15/2033	2,080,000	2,000,092
"KD", Series 2915, 5.0%, 9/15/2033	1,460,000	1,404,186
"ND", Series 3036, 5.0%, 5/15/2034	1,290,000	1,238,777
"PE", Series 2378, 5.5%, 11/15/2016	1,495,000	1,516,513
"PE", Series 2512, 5.5%, 2/15/2022	1,725,000	1,756,162
"YA", Series 2841, 5.5%, 7/15/2027	1,886,496	1,898,015
"BD", Series 2453, 6.0%, 5/15/2017	830,929	851,464
"GE", Series 2809, 6.0%, 5/15/2030	1,345,000	1,368,799
Federal National Mortgage Association:
"TU", Series 2003-122, 4.0%, 5/25/2016	1,690,000	1,668,075
"NE", Series 2004-52, 4.5%, 7/25/2033	1,309,000	1,227,648
"PE", Series 2005-44, 5.0%, 7/25/2033	595,000	570,845
"HE", Series 2005-22, 5.0%, 10/25/2033	1,290,000	1,238,068
"MC", Series 2002-56, 5.5%, 9/25/2017	809,806	818,287

"VD", Series 2002-56, 6.0%, 4/25/2020	24,910	25,010
"A2", Series 1998-M1, 6.25%, 1/25/2008	835,498	848,725
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032	1,304,000	1,260,062
"QE", Series 2004-11, 5.0%, 12/16/2032	1,955,000	1,880,146

Total Collateralized Mortgage Obligations (Cost $50,004,849)		49,407,251
Municipal Bonds and Notes 2.5%
California, Urban Industrial Development Agency, Tax Allocation Civic Recreation, Series 1A, 4.5%, 5/1/2010 (b)	2,550,000	2,503,615
Delaware River, DE, Port Authority, Port District Project, Series A, 7.27%, 1/1/2007 (b)	930,000	951,725
Hudson County, NJ, Improvement Authority Lease Revenue, Weehawken Pershing Road, 5.72%, 3/1/2034 (b)	880,000	902,449
Illinois, State General Obligation, 4.95%, 6/1/2023	1,670,000	1,638,604
Kentucky, Multi-Family Housing Revenue, Housing Assistance Corp., Series B, 7.2%, 2/1/2006	10,000	10,014
Lansing, MI, Water & Sewer Revenue, Board Water & Light Supply Steam, Series B, 7.3%, 7/1/2006 (b)	3,155,000	3,195,037
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B, 3.9%, 7/1/2010 (b)	950,000	912,950
San Diego, CA, Redevelopment Agency, Taxable Housing Allocation, 5.81%, 9/1/2019 (b)	2,300,000	2,379,695
Suffolk, VA, Multi-Family Housing Revenue, Redevelopment & Housing Authority, Windsor at Potomac, Series T, 6.6%, 7/1/2015	1,985,000	2,123,851
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project:
Series A, 2.5%, 10/1/2007 (b)	3,130,000	3,009,276
Series A, 3.8%, 10/1/2011 (b)	1,105,000	1,051,297

Total Municipal Bonds and Notes (Cost $18,662,241)		18,678,513
US Treasury Obligations 4.2%
US Treasury Bills:
3.75% ***, 1/19/2006 (c)	6,965,000	6,951,941
3.94% ***, 4/6/2006 (c)	100,000	98,960
US Treasury Bond, 6.0%, 2/15/2026 (a)	6,402,000	7,549,360
US Treasury Notes:
3.375%, 2/15/2008 (a)	9,112,000	8,924,420
4.75%, 5/15/2014 (a)	1,350,000	1,382,854
5.0%, 8/15/2011 (a)	6,716,000	6,931,906

Total US Treasury Obligations (Cost $31,801,906)		31,839,441
	Shares	Value ($)

Securities Lending Collateral 3.6%
Daily Assets Fund Institutional, 4.28% (d) (e) (Cost $27,230,221)	27,230,221	27,230,221
Cash Equivalents 6.1%
Cash Management QP Trust, 4.26% (f) (Cost $45,975,447)	45,975,447	45,975,447
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 693,934,941)	99.9	748,581,682
Other Assets and Liabilities, Net	0.1	799,413

Net Assets	100.0	749,381,095

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $26,716,834 which is 3.6% of net assets.
(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.1
Financial Security Assurance, Inc.	0.1
MBIA Corporation	1.5
XL Capital Assurance, Inc.	0.3

(c)	At December 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents investment of securities lending collateral.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2005, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japan Government Bond	3/9/2006	33	38,282,297	38,432,611	150,314
10 Year Republic of Germany Bond	3/8/2006	147	21,018,679	21,204,216	185,537
CAC40 Index	1/20/2006	695	38,532,951	38,824,310	291,359
DAX Index	3/17/2006	36	5,688,879	5,794,243	105,364
EOE Dutch Stock Index	1/20/2006	114	11,711,249	11,797,255	86,006
S&P 500 Index	3/16/2006	2	636,472	627,400	(9,072)

Total net unrealized appreciation					809,508

At December 31, 2005, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year US Treasury Note	3/22/2006	623	67,639,927	68,160,094	(520,167)
S&P 500 Index	3/16/2006	26	8,268,851	8,156,200	112,651

Total net unrealized depreciation					(407,516)

As of December 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	10,062,000	USD	12,120,886	3/15/2006	158,537
GBP	2,058,000	USD	3,641,878	3/15/2006	101,313
JPY	571,272,000	USD	4,965,683	3/15/2006	76,569
AUD	1,588,000	USD	1,176,883	3/15/2006	15,340
Total unrealized appreciation					351,759

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	32,879,384	CAD	37,929,000	3/15/2006	(180,561)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds III

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds III

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006